Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2023
T06-NPRT3-0623
1.9584812.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 18.5%
Aerospace & Defense – 18.5%
AAR Corp. (a)		6,483	$ 342,173
Aerojet Rocketdyne Holdings, Inc. (a)		13,479	760,350
AeroVironment, Inc. (a)		4,421	445,150
AerSale Corp. (a)		2,816	45,563
Axon Enterprise, Inc. (a)		12,558	2,646,096
BWX Technologies, Inc.		16,917	1,092,500
Cadre Holdings, Inc.		2,457	51,744
Curtiss-Wright Corp.		7,120	1,209,190
Ducommun, Inc. (a)		2,198	109,900
General Dynamics Corp.		43,345	9,463,947
HEICO Corp.		8,107	1,367,164
HEICO Corp. Class A		13,698	1,838,682
Hexcel Corp.		15,658	1,128,629
Howmet Aerospace, Inc.		69,156	3,062,919
Huntington Ingalls Industries, Inc.		7,401	1,492,486
Kaman Corp.		4,791	105,737
Kratos Defense & Security Solutions, Inc. (a)		23,449	302,492
L3Harris Technologies, Inc.		35,365	6,901,480
Leonardo DRS, Inc. (a)		9,653	145,278
Lockheed Martin Corp.		43,807	20,346,161
Maxar Technologies, Inc.		13,836	729,434
Mercury Systems, Inc. (a)		9,682	461,541
Moog, Inc. Class A		5,313	478,754
National Presto Industries, Inc.		1,017	69,176
Northrop Grumman Corp.		27,158	12,527,171
Parsons Corp. (a)		6,773	294,625
Raytheon Technologies Corp.		273,043	27,276,996
Rocket Lab USA, Inc. (a)		26,976	105,746
Spirit AeroSystems Holdings, Inc. Class A		19,647	584,695
Textron, Inc.		38,818	2,598,477
The Boeing Co. (a)		105,161	21,745,192
TransDigm Group, Inc.		9,595	7,340,175
Triumph Group, Inc. (a)		11,965	129,342
V2X, Inc. (a)		2,264	97,805
Virgin Galactic Holdings, Inc. (a)		40,742	148,301
Woodward, Inc.		10,557	1,013,683
TOTAL AEROSPACE & DEFENSE	128,458,754
AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)		3,509	71,268
CH Robinson Worldwide, Inc.		21,863	2,205,321
Expeditors International of Washington, Inc.		29,573	3,366,590
FedEx Corp.		45,914	10,458,291
Forward Air Corp.		4,911	518,160
GXO Logistics, Inc. (a)		19,830	1,053,568

		Shares	Value

Hub Group, Inc. Class A (a)		6,044	$ 455,717
United Parcel Service, Inc. Class B		135,552	24,373,605
TOTAL AIR FREIGHT & LOGISTICS	42,502,520
BUILDING PRODUCTS – 6.8%
Building Products – 6.8%
AAON, Inc.		7,877	771,946
Advanced Drainage Systems, Inc.		12,347	1,058,385
Allegion PLC		16,295	1,800,272
American Woodmark Corp. (a)		3,145	158,885
AO Smith Corp.		23,536	1,607,273
Apogee Enterprises, Inc.		4,078	173,560
Armstrong World Industries, Inc.		8,527	585,464
AZZ, Inc.		4,649	175,407
Builders FirstSource, Inc. (a)		27,172	2,575,090
Carlisle Cos., Inc.		9,625	2,077,556
Carrier Global Corp.		155,323	6,495,608
CSW Industrials, Inc.		2,731	367,784
Fortune Brands Home & Security, Inc.		23,846	1,542,598
Gibraltar Industries, Inc. (a)		5,810	290,732
Griffon Corp.		7,890	224,470
Hayward Holdings, Inc. (a)		13,852	166,778
Insteel Industries, Inc.		3,592	98,888
Janus International Group, Inc. (a)		14,695	132,255
JELD-WEN Holding, Inc. (a)		15,484	197,886
Johnson Controls International PLC		127,546	7,632,353
Lennox International, Inc.		5,918	1,668,343
Masco Corp.		41,835	2,238,591
Masonite International Corp. (a)		3,929	359,150
MasterBrand, Inc. (a)		23,764	191,775
Owens Corning		17,336	1,851,658
PGT Innovations, Inc. (a)		11,026	282,927
Quanex Building Products Corp.		6,252	119,413
Resideo Technologies, Inc. (a)		27,380	487,364
Simpson Manufacturing Co., Inc.		7,937	998,316
The AZEK Co., Inc. (a)		20,964	568,963
Trane Technologies PLC		42,775	7,948,023
Trex Co., Inc. (a)		20,407	1,115,447
UFP Industries, Inc.		11,432	897,641
Zurn Elkay Water Solutions Corp. Class C		32,973	710,568
TOTAL BUILDING PRODUCTS	47,571,369
COMMERCIAL SERVICES & SUPPLIES – 7.4%
Commercial Printing – 0.1%
Brady Corp. Class A		8,570	437,327
Cimpress PLC (a)		3,127	162,448
Deluxe Corp.		8,064	122,170
Ennis, Inc.		4,777	92,817
			814,762
Diversified Support Services – 2.3%
ACV Auctions, Inc. Class A (a)		21,138	275,428
Aurora Innovation, Inc. (a)		61,805	88,381

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Cintas Corp.		16,974	$ 7,736,240
Copart, Inc. (a)		79,620	6,293,961
Driven Brands Holdings, Inc. (a)		9,343	286,830
Healthcare Services Group, Inc.		13,830	215,886
KAR Auction Services, Inc. (a)		20,200	273,508
Liquidity Services, Inc. (a)		5,245	68,552
Matthews International Corp. Class A		5,191	196,583
UniFirst Corp.		2,794	457,322
Viad Corp. (a)		3,990	75,930
VSE Corp.		1,992	84,242
			16,052,863
Environmental & Facilities Services – 4.7%
ABM Industries, Inc.		12,309	524,117
BrightView Holdings, Inc. (a)		6,364	35,193
Casella Waste Systems, Inc. Class A (a)		9,464	842,296
Clean Harbors, Inc. (a)		9,581	1,390,778
Harsco Corp. (a)		14,821	101,820
Heritage-Crystal Clean, Inc. (a)		2,988	104,461
Montrose Environmental Group, Inc. (a)		4,466	136,034
Republic Services, Inc.		41,086	5,941,857
Rollins, Inc.		41,289	1,744,460
SP Plus Corp. (a)		3,741	127,830
Stericycle, Inc. (a)		17,100	780,615
Tetra Tech, Inc.		9,834	1,360,731
Waste Connections, Inc.		47,767	6,646,778
Waste Management, Inc.		76,239	12,659,486
			32,396,456
Office Services & Supplies – 0.2%
ACCO Brands Corp.		17,997	82,426
HNI Corp.		7,809	202,878
Interface, Inc.		10,898	85,440
MillerKnoll, Inc.		14,174	241,100
MSA Safety, Inc.		6,908	896,313
Pitney Bowes, Inc.		18,240	64,023
Steelcase, Inc. Class A		16,434	131,472
			1,703,652
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)		21,614	189,987
The Brink's Co.		8,618	541,641
The Geo Group, Inc. (a)		23,024	173,371
			904,999
TOTAL COMMERCIAL SERVICES & SUPPLIES	51,872,732
CONSTRUCTION & ENGINEERING – 2.7%
Construction & Engineering – 2.7%
AECOM		24,465	2,031,818
Ameresco, Inc. Class A (a)		6,058	252,013

		Shares	Value

API Group Corp. (a)		30,392	$ 691,722
Arcosa, Inc.		9,003	608,063
Argan, Inc.		2,608	104,920
Comfort Systems USA, Inc.		6,631	991,268
Construction Partners, Inc. Class A (a)		7,767	201,476
Dycom Industries, Inc. (a)		5,506	509,966
EMCOR Group, Inc.		8,839	1,511,469
Fluor Corp. (a)		26,355	765,876
Granite Construction, Inc.		8,105	309,044
Great Lakes Dredge & Dock Corp. (a)		12,163	69,694
IES Holdings, Inc. (a)		1,726	74,546
MasTec, Inc. (a)		11,606	1,030,729
MDU Resources Group, Inc.		37,724	1,102,295
MYR Group, Inc. (a)		3,102	397,025
Primoris Services Corp.		9,798	247,889
Quanta Services, Inc.		26,542	4,502,585
Sterling Infrastructure, Inc. (a)		5,727	211,441
Tutor Perini Corp. (a)		7,908	41,912
Valmont Industries, Inc.		3,960	1,150,618
WillScot Mobile Mini Holdings Corp. (a)		38,743	1,758,932
TOTAL CONSTRUCTION & ENGINEERING	18,565,301
ELECTRICAL EQUIPMENT – 7.3%
Electrical Components & Equipment – 7.2%
Acuity Brands, Inc.		5,968	939,244
Allied Motion Technologies, Inc.		2,499	86,015
AMETEK, Inc.		42,656	5,883,542
Array Technologies, Inc. (a)		26,526	542,457
Atkore, Inc. (a)		7,364	930,294
Blink Charging Co. (a)		9,387	66,929
ChargePoint Holdings, Inc. (a)		40,976	355,262
Eaton Corp. PLC		73,866	12,344,486
Emerson Electric Co.		109,843	9,145,528
Encore Wire Corp.		3,401	531,678
EnerSys		7,595	630,157
Enovix Corp. (a)		13,390	144,880
ESS Tech, Inc. (a)		9,719	10,399
Fluence Energy, Inc. (a)		7,347	132,687
FREYR Battery S.A. (a)		18,867	133,390
FuelCell Energy, Inc. (a)		75,223	141,419
Generac Holdings, Inc. (a)		11,786	1,204,765
GrafTech International Ltd.		38,384	180,789
Hubbell, Inc.		9,974	2,686,198
nVent Electric PLC		30,898	1,295,553
Plug Power, Inc. (a)		97,305	878,664
Regal Rexnord Corp.		12,313	1,602,660
Rockwell Automation, Inc.		21,331	6,045,419
Sensata Technologies Holding PLC		28,371	1,232,720
SES AI Corp. (a)		19,571	31,901
Shoals Technologies Group, Inc. Class A (a)		31,064	648,927

Quarterly Report	3

Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Stem, Inc. (a)		11,186	$ 47,317
SunPower Corp. (a)		15,949	210,846
Sunrun, Inc. (a)		35,725	751,654
Thermon Group Holdings, Inc. (a)		6,384	132,659
Vertiv Holdings Co.		59,481	887,456
Vicor Corp. (a)		4,276	183,740
			50,039,635
Heavy Electrical Equipment – 0.1%
Babcock & Wilcox Enterprises, Inc. (a)		12,113	75,343
Bloom Energy Corp. Class A (a)		33,272	553,979
Energy Vault Holdings, Inc. (a)		12,593	21,282
NuScale Power Corp. (a)		3,121	27,683
TPI Composites, Inc. (a)		7,783	96,198
			774,485
TOTAL ELECTRICAL EQUIPMENT	50,814,120
GROUND TRANSPORTATION – 10.1%
Cargo Ground Transportation – 2.4%
ArcBest Corp.		4,506	425,366
Covenant Transportation Group, Inc.		1,581	62,275
Heartland Express, Inc.		11,214	162,379
JB Hunt Transport Services, Inc.		15,403	2,699,992
Knight-Swift Transportation Holdings, Inc.		28,318	1,594,870
Landstar System, Inc.		6,664	1,173,064
Marten Transport Ltd.		12,104	244,380
Old Dominion Freight Line, Inc.		17,441	5,587,922
PAM Transportation Services, Inc. (a)		1,224	27,479
RXO, Inc. (a)		19,341	349,879
Ryder System, Inc.		9,321	737,850
Saia, Inc. (a)		4,912	1,462,646
Schneider National, Inc. Class B		10,537	275,753
TuSimple Holdings, Inc. Class A (a)		24,321	29,428
U-Haul Holding Co.		16,410	887,781
Universal Logistics Holdings, Inc		1,453	37,197
Werner Enterprises, Inc.		10,645	480,835
XPO Logistics, Inc. (a)		19,204	848,433
			17,087,529
Passenger Ground Transportation – 1.5%
Avis Budget Group, Inc. (a)		4,230	747,314
Hertz Global Holdings, Inc. (a)		27,872	464,905
Lyft, Inc. Class A (a)		58,817	602,874
Uber Technologies, Inc. (a)		277,825	8,626,466
			10,441,559
Rail Transportation – 6.2%
CSX Corp.		390,491	11,964,644
Norfolk Southern Corp.		42,999	8,730,087

		Shares	Value

Union Pacific Corp.		114,191	$ 22,347,179
			43,041,910
TOTAL GROUND TRANSPORTATION	70,570,998
INDUSTRIAL CONGLOMERATES – 8.0%
Industrial Conglomerates – 8.0%
3M Co.		102,663	10,904,864
General Electric Co.		202,946	20,085,565
Honeywell International, Inc.		124,875	24,955,020
TOTAL INDUSTRIAL CONGLOMERATES	55,945,449
MACHINERY – 21.1%
Agricultural & Farm Machinery – 3.5%
AGCO Corp.		11,764	1,458,030
Deere & Co.		53,256	20,131,833
Lindsay Corp.		2,015	243,291
The Toro Co.		19,289	2,011,071
Titan International, Inc. (a)		9,105	88,865
			23,933,090
Construction Machinery & Heavy Transportation Equipment – 6.1%
Alamo Group, Inc.		2,005	354,344
Allison Transmission Holdings, Inc.		17,160	837,236
Astec Industries, Inc.		4,310	177,917
Blue Bird Corp. (a)		3,269	61,130
Caterpillar, Inc.		96,660	21,149,208
Cummins, Inc.		26,194	6,156,638
Douglas Dynamics, Inc.		4,243	124,362
Federal Signal Corp.		11,309	581,057
Hyliion Holdings Corp. (a)		20,533	28,130
Hyzon Motors, Inc. (a)		13,133	10,921
Microvast Holdings, Inc. (a)		21,915	23,011
Nikola Corp. (a)		62,171	55,053
Oshkosh Corp.		12,177	931,784
PACCAR, Inc.		96,889	7,236,639
Proterra, Inc. (a)		32,930	38,528
REV Group, Inc.		6,359	68,232
Terex Corp.		12,591	561,433
The Greenbrier Cos., Inc.		6,202	164,043
The Manitowoc Co., Inc. (a)		6,518	99,660
The Shyft Group, Inc.		6,362	159,559
Trinity Industries, Inc.		14,313	342,796
Wabash National Corp.		8,797	225,819
Westinghouse Air Brake Technologies Corp.		32,107	3,135,891
			42,523,391
Industrial Machinery & Supplies & Components – 11.5%
3D Systems Corp. (a)		24,651	225,803
Albany International Corp. Class A		5,783	527,467
Barnes Group, Inc.		8,963	376,715
Chart Industries, Inc. (a)		7,919	1,054,019
CIRCOR International, Inc. (a)		3,704	103,119
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Columbus McKinnon Corp.	5,277	$ 183,165
Crane Co. (a)	8,908	642,000
Crane NXT Co.	8,908	421,883
Desktop Metal, Inc. Class A (a)	40,070	88,154
Donaldson Co., Inc.	22,770	1,447,033
Dover Corp.	26,069	3,810,245
Energy Recovery, Inc. (a)	9,318	209,934
Enerpac Tool Group Corp.	10,693	254,066
EnPro Industries, Inc.	3,655	344,557
Esab Corp.	8,922	520,688
ESCO Technologies, Inc.	4,811	450,165
Evoqua Water Technologies Corp. (a)	22,593	1,117,224
Flowserve Corp.	24,243	809,474
Fortive Corp.	62,428	3,938,582
Franklin Electric Co., Inc.	7,312	654,205
Gates Industrial Corp. PLC (a)	18,542	249,761
Graco, Inc.	31,300	2,481,777
Helios Technologies, Inc.	6,007	361,261
Hillenbrand, Inc.	12,762	582,202
Hillman Solutions Corp. (a)	30,655	257,502
Hyster-Yale Materials Handling, Inc.	1,663	87,574
IDEX Corp.	14,016	2,891,781
Illinois Tool Works, Inc.	57,057	13,804,371
Ingersoll Rand, Inc.	75,208	4,288,360
ITT, Inc.	15,357	1,296,745
John Bean Technologies Corp.	5,938	645,520
Kadant, Inc.	2,173	403,809
Kennametal, Inc.	14,202	368,684
Lincoln Electric Holdings, Inc.	10,193	1,710,385
Luxfer Holdings PLC	4,913	74,923
Mueller Industries, Inc.	9,518	683,868
Mueller Water Products, Inc. Class A	28,980	388,332
Nordson Corp.	9,550	2,065,760
Omega Flex, Inc.	655	72,057
Otis Worldwide Corp.	77,374	6,600,002
Parker Hannifin Corp.	23,848	7,747,738
Pentair PLC	30,638	1,779,455
Proto Labs, Inc. (a)	4,944	142,239
RBC Bearings, Inc. (a)	5,384	1,222,222
Snap-on, Inc.	9,860	2,557,783
SPX Technologies, Inc. (a)	8,378	533,511
Standex International Corp.	2,252	276,568
Stanley Black & Decker, Inc.	27,443	2,369,429
Symbotic, Inc.	2,755	73,173
Tennant Co.	3,324	254,020
The Gorman-Rupp Co.	3,858	94,714
The Middleby Corp. (a)	9,493	1,337,374
The Timken Co.	12,142	933,113
Velo3D, Inc. (a)	10,027	23,463

		Shares	Value

Watts Water Technologies, Inc. Class A		5,082	$821,912
Xylem, Inc.		33,486	3,477,186
			80,137,072
TOTAL MACHINERY	146,593,553
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Eagle Bulk Shipping, Inc.		1,730	77,366
Genco Shipping & Trading Ltd.		6,872	105,898
Kirby Corp. (a)		2,792	200,577
Matson, Inc.		1,749	118,984
TOTAL MARINE TRANSPORTATION	502,825
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		5,859	254,632
Allegiant Travel Co. (a)		833	86,557
American Airlines Group, Inc. (a)		30,124	410,891
Delta Air Lines, Inc. (a)		29,820	1,023,124
Frontier Group Holdings, Inc. (a)		8,399	79,707
Hawaiian Holdings, Inc. (a)		2,416	20,125
JetBlue Airways Corp. (a)		15,478	110,513
Joby Aviation, Inc. (a)		28,039	121,409
SkyWest, Inc. (a)		2,528	71,542
Southwest Airlines Co.		27,561	834,823
Spirit Airlines, Inc.		5,065	86,612
Sun Country Airlines Holdings, Inc. (a)		2,659	52,462
TOTAL PASSENGER AIRLINES	3,152,397
PROFESSIONAL SERVICES – 5.9%
Human Resource & Employment Services – 0.9%
Alight, Inc. Class A (a)		47,456	438,968
ASGN, Inc. (a)		9,307	666,288
Barrett Business Services, Inc.		1,275	106,603
First Advantage Corp. (a)		9,921	127,584
Heidrick & Struggles International, Inc.		3,614	90,747
HireRight Holdings Corp. (a)		4,348	46,089
Insperity, Inc.		6,681	818,155
Kelly Services, Inc. Class A		6,124	100,495
Kforce, Inc.		3,704	219,055
Korn Ferry		9,903	475,542
ManpowerGroup, Inc.		9,379	710,084
Robert Half International, Inc.		20,162	1,471,826
Sterling Check Corp. (a)		15,355	172,590
TriNet Group, Inc. (a)		7,509	696,685
TrueBlue, Inc. (a)		6,241	94,551
Upwork, Inc. (a)		22,024	210,770
			6,446,032
Research & Consulting Services – 5.0%
Booz Allen Hamilton Holding Corp.		24,560	2,350,883

Quarterly Report	5

Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
CACI International, Inc. Class A (a)		4,361	$ 1,366,389
CBIZ, Inc. (a)		8,443	444,862
Clarivate PLC (a)		56,307	498,880
CoStar Group, Inc. (a)		75,536	5,812,495
CRA International, Inc.		1,316	138,364
Dun & Bradstreet Holdings, Inc.		36,418	406,789
Equifax, Inc.		22,743	4,739,186
Exponent, Inc.		9,395	864,810
Forrester Research, Inc. (a)		2,114	65,407
Franklin Covey Co. (a)		2,348	86,219
FTI Consulting, Inc. (a)		6,406	1,156,283
Huron Consulting Group, Inc. (a)		3,697	313,469
ICF International, Inc.		3,534	402,876
Jacobs Solutions, Inc.		23,465	2,709,269
KBR, Inc.		25,445	1,443,495
Leidos Holdings, Inc.		24,083	2,245,981
NV5 Global, Inc. (a)		2,458	232,846
Planet Labs PBC (a)		30,945	126,256
Resources Connection, Inc.		5,897	86,037
Science Applications International Corp.		10,316	1,052,541
TransUnion		35,790	2,462,710
Verisk Analytics, Inc.		29,047	5,638,313
			34,644,360
TOTAL PROFESSIONAL SERVICES	41,090,392
TRADING COMPANIES & DISTRIBUTORS – 5.3%
Trading Companies & Distributors – 5.3%
Air Lease Corp.		19,496	784,129
Alta Equipment Group, Inc.		3,586	50,706
Applied Industrial Technologies, Inc.		7,154	970,512
Beacon Roofing Supply, Inc. (a)		9,665	581,640
BlueLinx Holdings, Inc. (a)		1,678	117,561
Boise Cascade Co.		7,357	502,557
Core & Main, Inc. Class A (a)		12,800	333,568
Distribution Solutions Group, Inc.		902	42,105
DXP Enterprises, Inc. (a)		2,902	73,130
Fastenal Co.		106,381	5,727,553
Ferguson PLC		38,594	5,434,807
FTAI Aviation Ltd.		18,490	526,040
GATX Corp.		6,522	742,921
Global Industrial Co.		3,092	82,402
GMS, Inc. (a)		7,138	414,432

		Shares	Value

H&E Equipment Services, Inc.		6,144	$ 224,256
Herc Holdings, Inc.		4,344	434,487
McGrath RentCorp		4,573	406,448
MRC Global, Inc. (a)		15,761	153,512
MSC Industrial Direct Co., Inc. Class A		8,820	800,239
NOW, Inc. (a)		20,350	217,135
Rush Enterprises, Inc. Class A		7,820	415,320
Rush Enterprises, Inc. Class B		1,005	58,873
SiteOne Landscape Supply, Inc. (a)		8,370	1,236,584
Titan Machinery, Inc. (a)		3,702	116,058
Transcat, Inc. (a)		1,317	100,474
Triton International Ltd.		11,007	909,949
United Rentals, Inc.		12,874	4,648,930
Univar Solutions, Inc. (a)		30,263	1,074,336
Veritiv Corp.		2,375	272,816
Watsco, Inc.		6,193	2,145,131
WESCO International, Inc. (a)		8,487	1,222,128
WW Grainger, Inc.		8,446	5,874,784
TOTAL TRADING COMPANIES & DISTRIBUTORS	36,695,523
TOTAL COMMON STOCKS (Cost $671,566,539)			694,335,933
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $1,330,000)		1,330,000	1,330,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $672,896,539)	695,665,933
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	443,415
NET ASSETS – 100.0%	$ 696,109,348

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $96,400 of cash collateral to cover margin requirements for futures contracts.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	14	June 2023	1,416,520	$ 11,634	$ 11,634
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2023	177,480	417	417
Total Equity Index Contracts					$ 12,051
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Quarterly Report	7

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
8	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	9